Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. FAIR VALUE MEASUREMENTS

In determining fair value, the degree of judgment used to measure fair value generally correlates to the type of pricing and other data used as inputs, or assumptions, in the valuation process. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan's own market assumptions using the best information available. Based on the type of inputs used to measure the fair value of the Plan's financial instruments, the Plan classifies them into the following three-level hierarchy:

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Level 1 includes observable inputs which reflect quoted prices for identical assets or liabilities in active markets at the measurement date.
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Level 2 includes observable inputs for assets or liabilities other than quoted prices included in Level 1 and it includes valuation techniques which use prices for similar assets and liabilities in active or inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
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Level 3 includes unobservable inputs which reflect the Plan's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The asset's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

In determining the fair value of the assets and liabilities, the Plan generally uses two approaches, the market approach and the cost approach. The market approach uses prices and other relevant data based on market transactions involving identical or comparable assets. The cost approach is the amount that would be currently required to replace an asset and indicates the cost to the Plan to require a substitute asset.

The following is a description of the valuation methods used for assets measured at fair value at December 31, 2025 and 2024. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: The fair value of these funds is based on the daily closing price as reported by the fund (Market approach). Investment funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Core Laboratories Inc. Common Stock: The fair value of this security is based on observable market quotations in an active market and is priced on a daily basis at the close of business (Market approach).

Collective trusts: Valued at the NAV of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. (Market approach)

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

		Fair Value Measurement at December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$137,527,637	$137,527,637	$—	$—
Core Laboratories Inc. common stock	3,734,349	3,734,349	—	—
Net assets in fair value hierarchy	141,261,986	$141,261,986	$—	$—
Investments measured at NAV(1)	16,145,627
Total	$157,407,613

		Fair Value Measurement at December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$132,434,560	$132,434,560	$—	$—
Core Laboratories Inc. common stock	4,462,997	4,462,997	—	—
Net assets in fair value hierarchy	136,897,557	$136,897,557	$—	$—
Investments measured at NAV(1)	18,919,193
Total	$155,816,750

(1) In accordance with Accounting Standards Codification "ASC" 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of the Plan's assets at the end of each respective year.

Fair Value of Investments in Entities that Use NAV

	Fair value as of December 31,		Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Collective Trust *	2025	2024
Putnam Stable Value Fund	$16,145,627	$18,919,193	N/A	Daily	None	None

* The underlying investments held in the collective trust funds are equity or debt securities held to replicate the performance of various indexes. The collective trust funds are valued at the NAV per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date.